Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Investment Securities by Contractual Maturity	Dec. 31, 2015 USD ($)
Amortized Cost and Fair Value of Investment Securities by Contractual Maturity [Abstract]
Due in One Year or Less	$ 330,531
Due in One Year or Less	331,818
Due After One Year Through Five Years	770,079
Due After One Year Through Five Years	773,706
Due After Five Years Through Ten Years	2,492,993
Due After Five Years Through Ten Years	2,517,901
Due After Ten Years	1,495,534
Due After Ten Years	1,476,021
5,089,137
5,099,446
Mortgage-Backed Securities	297,778,875
Mortgage-Backed Securities	291,049,853
302,868,012
$ 296,149,299